Income Taxes Changes in Tax Legislation and Statutory Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Mar. 31, 2013	Sep. 30, 2015
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount			$ 17
Change in Tax Law [Member]
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount			$ 17
Mexico | Change in Tax Law [Member]
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount		$ 25
JAPAN
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 17
Earliest Tax Year [Member]
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2020
Latest Tax Year [Member]
Change in Tax Legislation and Statutory Tax Rates [Line Items]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2024